CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
REVENUE
REVENUES	$ 2,950	$ 0
COSTS ASSOCIATED WITH REVENUES	3,300	0
Gross Loss	(350)	0
OPERATING EXPENSES:
Mine and exploration costs	2,232,191	624,950
Professional fees	210,896	208,720
Administrative consulting fees	240,000	260,000
Legal and accounting fees	216,028	341,667
Other general and administrative	260,337	828,692
Total Operating Expenses	3,159,452	2,264,029
LOSS FROM OPERATIONS	(3,159,802)	(2,264,029)
OTHER INCOME (EXPENSE):
Interest income	20	23
Loss on derivative instruments.	(767,940)	0
Loss on debt extinguishment	(80,396)	(220,703)
Interest expense - related party	(4,438)	(3,521)
Interest expense	(495,181)	(355,243)
Total Other Income (Expense)	(1,347,935)	(579,444)
LOSS BEFORE PROVISION FOR INCOME TAXES	(4,507,737)	(2,843,473)
PROVISION FOR INCOME TAXES	0	0
NET LOSS	$ (4,507,737)	$ (2,843,473)
Basic and Diluted Per Share Data:
Net Loss Per Share - basic and diluted	$ (0.01)	$ (0.01)
Weighted Average Common Shares Outstanding:
Basic and diluted	318,237,726	280,599,695